NOTES PAYABLE - Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Feb. 18, 2021	Jan. 05, 2021	May 23, 2019	Jan. 28, 2019	Feb. 19, 2018	Aug. 02, 2016
Debt Instrument [Line Items]
Debt outstanding	$ 998	$ 1,080
Note Payable
Debt Instrument [Line Items]
Debt outstanding	$ 1,000	$ 1,100
February 2021 Financing Agreement | Note Payable
Debt Instrument [Line Items]
Principal amount			$ 100
Interest rate			6.99%
January 2021 Financing Agreement | Note Payable
Debt Instrument [Line Items]
Principal amount				$ 100
Interest rate				7.50%
February 2018 Financing Agreement | Note Payable
Debt Instrument [Line Items]
Principal amount							$ 300
Interest rate							8.25%
January 2019 Financing Agreement | Note Payable
Debt Instrument [Line Items]
Principal amount						$ 400
Interest rate						8.25%
May 2019 Financing Agreement | Note Payable
Debt Instrument [Line Items]
Principal amount					$ 500
Interest rate					8.25%
August 2016 Financing Agreement | Note Payable
Debt Instrument [Line Items]
Principal amount								$ 100
Interest rate								12.50%